DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
DERIVATIVE FINANCIAL INSTRUMENTS
Summary of operation related to derivatives

	12/31/2025	12/31/2024
Amounts receivable for spot and forward transactions pending settlement on pesos	9,910,637	5,914,665
Amounts receivable for spot and forward transactions pending settlement	—	173,162
	9,910,637	6,087,827

Credit balances related to forward operations in foreign currency to be settled in pesos	—	2,281,117
	—	2,281,117

Summary of notional value of options and outstanding forward and futures contracts

	12/31/2025	12/31/2024
Forward sales of foreign exchange without delivery of underlying assets	92,563,698	45,731,182
Forward purchases of foreign exchange without delivery of underlying assets	296,274,935	62,473,348